OTHER (EXPENSE) INCOME	12 Months Ended
Dec. 31, 2020
Other Expense Income [Abstract]
OTHER (EXPENSE) INCOME [Text Block]	8. OTHER (EXPENSE) INCOME
	Years ended December 31,
	2020	2019
Management fee income	1,198	1,186
Other operating (expense) income, net	297	(266)
	1,495	920